Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Shareholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Temporary equity, balance, shares at Dec. 31, 2021	977,348
Temporary equity, balance at Dec. 31, 2021	$ 58,815,000
Balance at Dec. 31, 2021		$ 6,000		$ 2,688,000	$ (56,637,000)		$ (53,943,000)
Balance, shares at Dec. 31, 2021		356,610
Temporary equity, Balance	$ 4,693,000
Temporary equity, Balance, shares	53,393
Temporary equity, Balance	$ 2,566,000
Temporary equity, Balance, shares	41,595
Temporary equity, Balance	$ (13,265,000)	$ 6,000		13,259,000			13,265,000
Temporary equity, Balance, shares	(411,858)	411,858
Temporary equity, Balance	$ (17,457,000)	$ 3,000		17,454,000			17,457,000
Temporary equity, Balance, shares	(196,157)	196,157
Temporary equity, Balance				79,000			79,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		5,567
Share-based compensation expense				581,000			581,000
Net loss					(14,407,000)		(14,407,000)
Net loss							(14,407,000)
Temporary equity, balance, shares at Dec. 31, 2022	464,321
Temporary equity, balance at Dec. 31, 2022	$ 35,352,000
Ending balance, value at Dec. 31, 2022	35,352,000	$ 15,000		34,061,000	(71,044,000)		(36,968,000)
Balance, shares at Dec. 31, 2022		970,192
Share-based compensation expense				116,000			116,000
Net loss							(6,272,000)
Net loss					(6,272,000)		(6,272,000)
Temporary equity, balance, shares at Mar. 31, 2023	464,321
Temporary equity, balance at Mar. 31, 2023	$ 35,352,000
Ending balance, value at Mar. 31, 2023	$ 35,352,000	$ 15,000		34,177,000	(77,316,000)		(43,124,000)
Balance, shares at Mar. 31, 2023		970,192
Temporary equity, balance, shares at Dec. 31, 2022	464,321
Temporary equity, balance at Dec. 31, 2022	$ 35,352,000
Balance at Dec. 31, 2022	35,352,000	$ 15,000		34,061,000	(71,044,000)		$ (36,968,000)
Balance, shares at Dec. 31, 2022		970,192
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period							48,571
Share-based compensation expense				589,000			$ 589,000
Net loss					(11,264,000)		(11,264,000)
Temporary equity, Balance			$ 200,000	17,474,000			17,674,000
Reverse merger, shares			2,300,378
Temporary equity, Balance		(15,000)	$ 85,000	(70,000)
Issuance of post-merger ordinary shares at an exchange ratio per pre-merger common share,shares		(970,192)	970,192
Temporary equity, Balance	$ (6,653,000)		$ 13,000	6,640,000			6,653,000
Temporary equity, Balance, shares	(145,650)		145,650
Temporary equity, Balance			$ 230,000	(230,000)
Stock Issued During Period Shares Issuance Of Ordinary Shares For Incentive Shares			2,633,967
Temporary equity, Balance			$ 166,000	(166,000)
Issuance of ordinary shares for anti-dilution shares related to Series A, B, C and D redeemable convertible preferred stock, net of issuance costs, shares			1,893,649
Temporary equity, Balance	$ (21,440,000)		$ 20,000	21,420,000			21,440,000
Temporary equity, Balance, shares	(223,683)		223,683
Temporary equity, Balance	$ (7,259,000)		$ 8,000	7,251,000			7,259,000
Temporary equity, Balance, shares	(94,988)		94,988
Temporary equity, Balance	$ 2,478,000
Temporary equity, Balance, shares	384,837
Issuance of Series D preferred stock through conversion of Series D-2 SAFEs, net of issuance costs	$ 1,419,000
Issuance of Series D preferred stock through conversion of Series D-2 SAFEs, net of issuance costs, shares	124,023
Issuance of Series D preferred stock	$ 3,983,000
Issuance of Series D preferred stock, shares	246,579
Loss on conversion of Series D-1 and D-2 SAFEs				1,736,000			1,736,000
Temporary equity, Balance	$ (7,880,000)		$ 66,000	7,814,000			7,880,000
Temporary equity, Balance, shares	(755,439)		755,439
Temporary equity, Balance				5,000			5,000
Exercise of pre-merger Notable Labs, Inc. stock options, shares			315
Comprehensive income						110,000	110,000
Net loss							(11,154,000)
Temporary equity, balance, shares at Dec. 31, 2023
Temporary equity, balance at Dec. 31, 2023
Ending balance, value at Dec. 31, 2023			$ 788,000	96,524,000	(82,308,000)	110,000	15,114,000
Balance, shares at Dec. 31, 2023			9,018,261
Share-based compensation expense				132,000			132,000
Net loss							(3,766,000)
Net loss					(3,766,000)	65,000	(3,701,000)
Ending balance, value at Mar. 31, 2024			$ 788,000	$ 96,656,000	$ (86,074,000)	$ 175,000	$ 11,545,000
Balance, shares at Mar. 31, 2024			9,018,261